Property, plant and equipment - Property, Plant and Equipment and Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Amount beginning of the year	€ 806,563
Amount end of the year	823,937	€ 806,563
Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	629,546	481,874
Capital expenditure/Additions	125,985	218,589
Disposals	1,777	712
Depreciation	73,604	64,959
Impairment	4,226
Reclassification	(1,603)	(115)
Translation differences and other	12,116	(5,130)
Amount end of the year	686,438	629,546
Right-of use assets
Property, plant and equipment
Amount beginning of the year	177,017	168,327
Recognition of right-of-use asset	7,241	33,902
Disposals	22,003	4,074
Depreciation	21,530	21,075
Impairment	7,969
Reclassification	(663)	115
Translation differences and other	5,407	(178)
Amount end of the year	137,499	177,017
Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	901,020	692,069
Amount end of the year	1,072,830	901,020
Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	255,853	228,741
Amount end of the year	228,761	255,853
Depreciation, amortization and impairments | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(271,474)	(210,195)
Amount end of the year	(386,392)	(271,474)
Depreciation, amortization and impairments | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(78,836)	(60,414)
Amount end of the year	(91,262)	(78,836)
Buildings and leasehold improvements | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	214,971	197,648
Capital expenditure/Additions	30,615	17,906
Disposals	883	521
Depreciation	20,032	17,509
Impairment	1,199
Reclassification	11,402	20,018
Translation differences and other	6,182	(2,570)
Amount end of the year	241,056	214,971
Buildings and leasehold improvements | Right-of use assets
Property, plant and equipment
Amount beginning of the year	174,463	166,955
Recognition of right-of-use asset	5,518	32,663
Disposals	21,967	3,963
Depreciation	20,379	19,998
Impairment	7,897
Reclassification	25	(1,014)
Translation differences and other	5,396	(180)
Amount end of the year	135,160	174,463
Buildings and leasehold improvements | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	274,335	240,328
Amount end of the year	323,066	274,335
Buildings and leasehold improvements | Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	249,853	222,734
Amount end of the year	222,624	249,853
Buildings and leasehold improvements | Depreciation, amortization and impairments | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(59,365)	(42,680)
Amount end of the year	(82,011)	(59,365)
Buildings and leasehold improvements | Depreciation, amortization and impairments | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(75,390)	(55,779)
Amount end of the year	(87,464)	(75,390)
Plant, machinery and equipment | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	168,565	148,842
Capital expenditure/Additions	18,549	42,863
Disposals	190	99
Depreciation	41,017	36,478
Impairment	676
Reclassification	22,038	14,384
Translation differences and other	3,164	(948)
Amount end of the year	170,434	168,565
Plant, machinery and equipment | Right-of use assets
Property, plant and equipment
Amount beginning of the year	1,565	787
Recognition of right-of-use asset	1,096	533
Disposals		100
Depreciation	709	684
Impairment	66
Reclassification	(688)	1,029
Translation differences and other	8
Amount end of the year	1,206	1,565
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	339,277	285,246
Amount end of the year	408,025	339,277
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	4,251	4,689
Amount end of the year	4,304	4,251
Plant, machinery and equipment | Depreciation, amortization and impairments | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(170,713)	(136,405)
Amount end of the year	(237,591)	(170,713)
Plant, machinery and equipment | Depreciation, amortization and impairments | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(2,686)	(3,902)
Amount end of the year	(3,098)	(2,686)
Furniture and fixtures | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	20,365	19,003
Capital expenditure/Additions	5,579	12,087
Disposals	80	92
Depreciation	12,555	10,972
Impairment	43
Reclassification	9,109	408
Translation differences and other	319	(69)
Amount end of the year	22,694	20,365
Furniture and fixtures | Right-of use assets
Property, plant and equipment
Amount beginning of the year	989	585
Recognition of right-of-use asset	626	706
Disposals	36	11
Depreciation	443	393
Impairment	7
Reclassification		100
Translation differences and other	4	2
Amount end of the year	1,133	989
Furniture and fixtures | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	61,763	50,113
Amount end of the year	89,484	61,763
Furniture and fixtures | Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	1,749	1,318
Amount end of the year	1,833	1,749
Furniture and fixtures | Depreciation, amortization and impairments | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(41,397)	(31,110)
Amount end of the year	(66,790)	(41,397)
Furniture and fixtures | Depreciation, amortization and impairments | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(760)	(733)
Amount end of the year	(700)	(760)
Assets under construction | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	225,645	116,381
Capital expenditure/Additions	71,242	145,733
Disposals	623
Impairment	2,308
Reclassification	(44,152)	(34,925)
Translation differences and other	2,451	(1,544)
Amount end of the year	252,254	225,645
Assets under construction | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	225,645	116,381
Amount end of the year	€ 252,254	€ 225,645